Accounts Receivables - Schedule of Accounts Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivables [Abstract]
Accounts receivable	$ 4,548	$ 5,477